Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2023	$ 100	$ 1,000	$ 7,196,943	$ 610,984	$ 1,872,121	$ (142,004)	$ 9,539,144
Balance, shares at Mar. 31, 2023	1,000,000	10,000,000
Contribution from shareholders		$ 42	833,958				834,000
Contribution from shareholders, shares		417,000
Amortization of restricted shares of a subsidiary			8,087				8,087
Net income (loss)					1,083,700		1,083,700
Appropriation to statutory reserves				64,043	(64,043)
Cash dividends declared					(1,238,938)		(1,238,938)
Foreign currency translation gain						(475,894)	(475,894)
Balance at Mar. 31, 2024	$ 100	$ 1,042	8,038,988	675,027	1,652,840	(617,898)	9,750,099
Balance, shares at Mar. 31, 2024	1,000,000	10,417,000
Net income (loss)					1,780,026		1,780,026
Appropriation to statutory reserves				213,058	(213,058)
Foreign currency translation gain						(65,437)	(65,437)
Amortization of restricted shares of a subsidiary			1,400				1,400
Balance at Mar. 31, 2025	$ 100	$ 1,042	8,040,388	888,085	3,219,808	(683,335)	11,466,088
Balance, shares at Mar. 31, 2025	1,000,000	10,417,000
Contribution from shareholders		$ 7,197,943
Net income (loss)					(1,152,103)		(1,152,103)
Appropriation to statutory reserves				74,217	(74,217)
Foreign currency translation gain						457,048	457,048
Issuance of Ordinary Shares, net of offering expenses		$ 160	3,606,052				3,606,212
Issuance of Ordinary Shares, net of offering expenses, shares		1,600,000
Share-based compensation		$ 82	816,868				816,950
Share-based compensation, shares		815,000
Balance at Mar. 31, 2026	$ 100	$ 1,284	$ 12,463,308	$ 962,302	$ 1,993,488	$ (226,287)	$ 15,194,195
Balance, shares at Mar. 31, 2026	1,000,000	12,832,000